Segment Information (Schedule Of Net Sales Attributed To Geographic Areas) (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2010	Sep. 30, 2010	Jun. 30, 2010	Mar. 31, 2010	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Net sales, Total	$ 2,044.7	$ 2,017.6	$ 2,061.5	$ 2,108.6	$ 1,907.4	$ 1,740.9	$ 1,801.5	$ 1,720.8	$ 8,232.4	$ 7,170.6	$ 5,120.7
Europe [Member]
Net sales, Total									3,102.0	2,759.0	2,551.0
Americas [Member]
Net sales, Total									2,559.0	2,194.0	1,311.0
China [Member]
Net sales, Total									982.0	813.0	484.0
Japan [Member]
Net sales, Total									758.0	791.0	499.0
Rest Of Asia [Member]
Net sales, Total									$ 831.0	$ 614.0	$ 276.0